Combined Prospectus - Combined Prospectus: 1	Jul. 29, 2026 USD ($)
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price of Securities Previously Registered	$ 1,000,000,000.00
Form Type	N-2
File Number	333-282685
Initial Effective Date	Feb. 27, 2025
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to (i) the Registration Statement File No. 333-282685, dated February 28, 2025, and (ii) the registration by the Registrant of additional securities as set forth in this registration statement (the "Registration Statement"). This Registration Statement also constitutes a Post-Effective Amendment to the Prior Registration Statement, and such Post-Effective Amendment shall become effective concurrently with the effectiveness of this Registration Statement. Pursuant to the Prior Registration Statement, a total of $1,000,000,000 shares of beneficial interest were previously registered. This Registration Statement has registered an additional $500,000,000 of shares of beneficial interest, resulting in a total of $1,500,000,000 in registered shares of beneficial interest.